Note 7 - Long-term Debt and Note Payable to Bank (Details Textual)			1 Months Ended
	Jan. 22, 2020 USD ($)	Sep. 11, 2019 USD ($)	Jan. 30, 2020	Oct. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 26, 2016 USD ($)
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months				$ 6,388,954
Long-term Debt, Maturities, Repayments of Principal in Year Two				303,783
Long-term Debt, Maturities, Repayments of Principal in Year Three				316,175
Long-term Debt, Maturities, Repayments of Principal in Year Four				329,072
Long-term Debt, Maturities, Repayments of Principal in Year Five				$ 4,220,639
Pinnacle Financial Partners [Member] | Real Estate Term Loans [Member] | Subsequent Event [Member]
Debt Instrument, Increase (Decrease), Net, Total	$ (200,000)
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member]
Line of Credit Facility, Maximum Borrowing Capacity		$ 6,500,000				$ 7,000,000.0
Line of Credit Facility, Increase (Decrease), Net, Total		$ (500,000)
Debt Instrument, Covenant, Fixed Charge Coverage Ratio		1.25
Debt Instrument, Fixed Charge Coverage Ratio				(3.0)
Debt Instrument, Covenant, Current Ratio		3.0
Debt Instrument, Current Ratio				2.2
Debt Instrument, Covenant, Total Liabilities To Tangible Net Worth Ratio		0.95
Debt Instrument, Total Liabilities To Tangible Net Worth Ratio				0.92
Long-term Line of Credit, Total				$ 5,700,000	$ 3,000,000.0
Line of Credit Facility, Remaining Borrowing Capacity				$ 850,000	$ 4,000,000.0
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.25%
Pinnacle Financial Partners [Member] | Revolving Credit Facility [Member] | Prime Rate [Member] | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate			0.50%
Virginia Real Estate Loan and North Carolina Real Estate Loan [Member] | Pinnacle Financial Partners [Member]
Debt Instrument, Interest Rate, Stated Percentage				3.95%